Supplement to the

Fidelity Income Replacement 2016 FundSM (FIRJX), Fidelity Income Replacement 2018 FundSM (FIRKX),
Fidelity Income Replacement 2020 FundSM (FIRLX), Fidelity Income Replacement 2022 FundSM (FIRMX),
Fidelity Income Replacement 2024 FundSM (FIRNX), Fidelity Income Replacement 2026 FundSM (FIROX),
Fidelity Income Replacement 2028 FundSM (FIRPX), Fidelity Income Replacement 2030 FundSM (FIRQX),
Fidelity Income Replacement 2032 FundSM (FIRRX), Fidelity Income Replacement 2034 FundSM (FIRSX),
Fidelity Income Replacement 2036 FundSM (FIRUX), Fidelity Income Replacement 2038 FundSM (FIRVX),
Fidelity Income Replacement 2040 FundSM (FIRWX), and Fidelity Income Replacement 2042 FundSM (FIXRX)

Funds of Fidelity Income Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information for Jonathan Shelon found in the "Management Contracts" section beginning on page 54.

Christopher Sharpe is co-manager of each Fidelity Income Replacement Fund and receives compensation for his services. As of June 30, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each Fidelity Income Replacement Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the Fidelity Income Replacement Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

RWB-11-02 August 8, 2011
1.894815.103

The following table provides information relating to other accounts managed by Mr. Sharpe as of June 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	95	130	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 169,038	$ 17,170	$ 488
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,261	none	none

* Includes Fidelity Income Replacement 2016 Fund ($11 (in millions) assets managed), Fidelity Income Replacement 2018 Fund ($5 (in millions) assets managed), Fidelity Income Replacement 2020 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2022 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2024 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2026 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2028 Fund ($6 (in millions) assets managed), Fidelity Income Replacement Fund 2030 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2032 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2034 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2036 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2038 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2040 Fund ($2 (in millions) assets managed), and Fidelity Income Replacement 2042 Fund ($6 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Sharpe as of June 30, 2011:

Fund	Dollar Range of Fund Shares Owned as of June 30, 2011
Fidelity Income Replacement 2016 Fund	none
Fidelity Income Replacement 2018 Fund	none
Fidelity Income Replacement 2020 Fund	none
Fidelity Income Replacement 2022 Fund	none
Fidelity Income Replacement 2024 Fund	none
Fidelity Income Replacement 2026 Fund	none
Fidelity Income Replacement 2028 Fund	none
Fidelity Income Replacement 2030 Fund	none
Fidelity Income Replacement 2032 Fund	none
Fidelity Income Replacement 2034 Fund	none
Fidelity Income Replacement 2036 Fund	none
Fidelity Income Replacement 2038 Fund	none
Fidelity Income Replacement 2040 Fund	none
Fidelity Income Replacement 2042 Fund	none

Supplement to the

Fund	Class A	Class T	Class C	Institutional Class
Fidelity Advisor Income Replacement 2016 FundSM	FRJAX	FRJTX	FRJCX	FRJIX
Fidelity Advisor Income Replacement 2018 FundSM	FRKAX	FRKTX	FRKCX	FRKIX
Fidelity Advisor Income Replacement 2020 FundSM	FILAX	FILTX	FILCX	FILIX
Fidelity Advisor Income Replacement 2022 FundSM	FRAMX	FRTMX	FRCMX	FRIMX
Fidelity Advisor Income Replacement 2024 FundSM	FRNAX	FRNTX	FRNCX	FRNIX
Fidelity Advisor Income Replacement 2026 FundSM	FIOAX	FIOTX	FIOCX	FIOIX
Fidelity Advisor Income Replacement 2028 FundSM	FARPX	FTRPX	FCRPX	FRAPX
Fidelity Advisor Income Replacement 2030 FundSM	FRQAX	FRQTX	FRQCX	FRQIX
Fidelity Advisor Income Replacement 2032 FundSM	FIARX	FTIRX	FICRX	FIIRX
Fidelity Advisor Income Replacement 2034 FundSM	FARSX	FTRSX	FCRSX	FRASX
Fidelity Advisor Income Replacement 2036 FundSM	FURAX	FURTX	FURCX	FURIX
Fidelity Advisor Income Replacement 2038 FundSM	FARVX	FTRVX	FCRVX	FIIVX
Fidelity Advisor Income Replacement 2040 FundSM	FARWX	FTRWX	FCRWX	FIIWX
Fidelity Advisor Income Replacement 2042 FundSM	FARFX	FITTX	FCRFX	FIRFX

Fidelity Advisor Income Replacement 2016 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2016 FundSM; Fidelity Advisor Income Replacement 2018 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2018 FundSM; Fidelity Advisor Income Replacement 2020 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2020 FundSM; Fidelity Advisor Income Replacement 2022 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2022 FundSM; Fidelity Advisor Income Replacement 2024 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2024 FundSM; Fidelity Advisor Income Replacement 2026 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2026 FundSM; Fidelity Advisor Income Replacement 2028 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2028 FundSM; Fidelity Advisor Income Replacement 2030 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2030 FundSM; Fidelity Advisor Income Replacement 2032 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2032 FundSM; Fidelity Advisor Income Replacement 2034 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2034 FundSM; Fidelity Advisor Income Replacement 2036 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2036 FundSM; Fidelity Advisor Income Replacement 2038 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2038 FundSM; Fidelity Advisor Income Replacement 2040 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2040 FundSM; Fidelity Advisor Income Replacement 2042 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2042 FundSM

Funds of Fidelity Income Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2010

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information replaces the similar information for Jonathan Shelon found in the "Management Contracts" section beginning on page 55.

Christopher Sharpe is co-manager of each Fidelity Income Replacement Fund and receives compensation for his services. As of June 30, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each Fidelity Income Replacement Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account the portfolio manager's performance in terms of his management of investment risk at the Fidelity Income Replacement Fund level. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

ARW/ARWIB-11-02 August 8, 2011
1.893759.104

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sharpe as of June 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	95	130	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 169,038	$ 17,170	$ 488
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,261	none	none

* Includes Fidelity Income Replacement 2016 Fund ($11 (in millions) assets managed), Fidelity Income Replacement 2018 Fund ($5 (in millions) assets managed), Fidelity Income Replacement 2020 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2022 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2024 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2026 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2028 Fund ($6 (in millions) assets managed), Fidelity Income Replacement Fund 2030 Fund ($4 (in millions) assets managed), Fidelity Income Replacement 2032 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2034 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2036 Fund ($3 (in millions) assets managed), Fidelity Income Replacement 2038 Fund ($2 (in millions) assets managed), Fidelity Income Replacement 2040 Fund ($2 (in millions) assets managed), and Fidelity Income Replacement 2042 Fund ($6 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Sharpe as of June 30, 2011:

Fund	Dollar Range of Fund Shares Owned as of June30, 2011
Fidelity Income Replacement 2016 Fund	none
Fidelity Income Replacement 2018 Fund	none
Fidelity Income Replacement 2020 Fund	none
Fidelity Income Replacement 2022 Fund	none
Fidelity Income Replacement 2024 Fund	none
Fidelity Income Replacement 2026 Fund	none
Fidelity Income Replacement 2028 Fund	none
Fidelity Income Replacement 2030 Fund	none
Fidelity Income Replacement 2032 Fund	none
Fidelity Income Replacement 2034 Fund	none
Fidelity Income Replacement 2036 Fund	none
Fidelity Income Replacement 2038 Fund	none
Fidelity Income Replacement 2040 Fund	none
Fidelity Income Replacement 2042 Fund	none